Operating leases	3 Months Ended
Mar. 31, 2020
Leases [Abstract]
Operating leases	Operating leases
Lease costs recorded under operating leases for the three months ended March 31, 2020 were as follows:

	Three Months Ended
	March 31, 2020	March 31, 2019
	(in thousands)
Operating lease costs	8,089	8,655
Income from sub-leases	(268)	(520)
Net operating lease costs	$7,821	$8,135

Of the total cost of $7.8 million incurred in the three months ended March 31, 2020 (March 31, 2019: $8.1 million), $7.1 million (March 31, 2019: $7.2 million) is recorded within selling, general and administration costs and $0.7 million (March 31, 2019: $0.9 million) is recorded within direct costs.

During the three months ended March 31, 2020 and March 31, 2019, costs incurred by the Group related to variable lease payments was de minimis.

Additional right-of-use assets obtained in exchange for lease obligations during the three months ended March 31, 2020 totaled $4.3 million (March 31, 2019: $13.0 million). The weighted average remaining lease term and weighted-average discount rate at March 31, 2020 were 5.11 years and 2.86%, respectively.

Future minimum lease payments under non-cancelable leases as of March 31, 2020 were as follows:

Minimum rental payments
(in thousands)
March 31, 2020
Due within 1 year	$27,339
Due between 1 and 5 years	63,599
Thereafter	16,398
Total future minimum lease payments	107,336
Lease imputed interest	(7,726)
Total	$99,610

Operating lease liabilities are presented as current and non-current. Operating lease liabilities of $24.8 million have been included in other liabilities as at March 31, 2020 (March 31, 2019: $28.1 million).